Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense consist of the following:
	Classification	Year Ended June 30, 2023	Year Ended June 30, 2022

Operating lease costs	General and administrative expenses	$364,817	$407,455
Operating lease costs	Research and development expenses	111,735	46,795
Short term lease costs	General and administrative expenses	-	28,593

Schedule of Balance Sheet Information Related to Leases	Balance sheet information related to leases consists of the following:
	Classification	June 30, 2023	June 30, 2022
Assets
Operating lease – ROU assets	Right-of-use assets	$451,084	$747,426

Liabilities
Operating lease liabilities	Current portion	$438,263	$410,987
Operating lease liabilities	Non-current portion	25,406	360,268
Total lease liabilities		$463,669	$771,255

Weighted average remaining term (years)
Operating leases		0.82	1.75

Weighted average discount rate
Operating leases		5.00%	5.00%

Schedule of Minimum Lease Payments in Future Periods	The following table sets forth the Company’s minimum lease payments in future periods:
June 30, 2023
For the years ending June 30,
2024	$451,384
2025	24,972
2026	-
Total minimum lease payments	$476,356
Less: imputed interest	(12,687)

Total:	$463,669